SHAREBASED COMPENSATION (Details 10) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
Total subordinate voting shares		114,998,915
Warrant issued		40,455,729
Total warrants outstanding		155,454,644
Warrants [Member] | MedMen Corp Redeemable Shares [Member]
Warrant issued	40,455,726	40,455,729
Expiration Date		December 31, 2022
Exercise price	$ 0.34	$ 0.60
Subordinate Voting Shares [Member] | Warrant One [Member]
Warrant issued	3,293,413	562,578
Expiration Date		April 23, 2022
Exercise price	$ 0.21	$ 4.29
Subordinate Voting Shares [Member] | Warrant Two [Member]
Warrant issued	3,500,000	6,589,559
Expiration Date		May 22, 2022
Exercise price	$ 0.34	$ 3.72
Subordinate Voting Shares [Member] | Warrant Three [Member]
Warrant issued	3,777,475	2,250,314
Expiration Date		May 22, 2022
Exercise price	$ 0.17	$ 4.29
Subordinate Voting Shares [Member] | Warrant Four [Member]
Warrant issued	3,592,326	2,522,554
Expiration Date		July 12, 2022
Exercise price	$ 0.17	$ 3.16
Subordinate Voting Shares [Member] | Warrant Five [Member]
Warrant issued	3,597,000	728,737
Expiration Date		July 12, 2022
Exercise price	$ 0.18	$ 3.65
Subordinate Voting Shares [Member] | Warrant Six [Member]
Warrant issued	54,670,338	3,152,457
Expiration Date		November 27, 2022
Exercise price	$ 0.15	$ 1.01
Subordinate Voting Shares [Member] | Warrant Seven[Member]
Warrant issued		910,709
Expiration Date		November 27, 2022
Exercise price		$ 1.17
Subordinate Voting Shares [Member] | Warrant Eight[Member]
Warrant issued		80,525,846
Expiration Date		March 27, 2025
Exercise price		$ 0.26
Subordinate Voting Shares [Member] | Warrant Nine[Member]
Warrant issued		16,105,770
Expiration Date		April 24, 2022
Exercise price		$ 0.26
Subordinate Voting Shares [Member] | Warrants [Member]
Warrant issued	41,875,000	1,647,391
Expiration Date		April 23, 2022
Exercise price	$ 0.20	$ 3.72